Commitments and Contingencies (Purchase Obligations Narrative2) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization	$ 22
Resolution of commercial disputes		2	15	13
Acetyl Intermediates [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization				20
Resolution of commercial disputes			17
Advanced Engineered Materials [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Accelerated amortization				$ 2